Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about employee benefits [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Salaries	8,373	4,577	3,625
Social charges	793	562	518
Fringe benefits	297	104	153
Defined contribution plan	335	249	258
Holiday pay	390	273	99
Share-based payment (see note 15)	1,270	2,548	346
Other	246	138	127
Total employee benefits	11,704	8,451	5,126

Disclosure of detailed information about employee benefits by expense [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
General and administrative expenses	2,132	3,015	1,327
Research & Development expenses	2,099	1,304	1,252
Clinical expenses	3,431	1,531	921
Operation & Manufacturing expenses	1,625	1,211	613
QA expenses	826	641	353
Other expenses (therapy development, patents, etc.)	1,591	749	660
Total employee benefits	11,704	8,451	5,126

Disclosure of information about employees [text block]

	As at December 31
(in FTE's)	2021	2020	2019
General & Administration	15.8	9.0	5.8
IP & Trademark	1.0	0.0	1.0
Research & Development	17.0	10.8	10.6
Clinical & Regulatory Affairs	22.2	23.2	8.2
Quality Assurance & Regulatory	14.0	7.9	5.9
Operations	24.0	15.0	9.0
Therapy Development (including the sales team)	11.8	6.0	2.0
Total	105.8	71.9	42.5